Note 11 - Net Foreign Exchange Gain (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of foreign currency gains (losses) [text block]
	2020	2019	2018

Unrealised foreign exchange gain	8,367	31,411	230
Realised foreign exchange loss	(4,062)	(1,750)	(7)
Net foreign exchange gain	4,305	29,661	223